Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2020 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	700,000,000
Common stock, shares issued (in shares)	210,403,856
Common stock, shares outstanding (in shares)	210,403,856